Non-controlling Interests (Tables)	9 Months Ended
Sep. 30, 2021
Noncontrolling Interest [Abstract]
Summary of Ownership of Units	The following table summarizes the ownership of units in Holdings LLC as of
September
 30, 2021:

	Common Units	Ownership Percentage
UWM Holdings Corporation ownership of Class A Common Units	100,367,478	6.26%
SFS Corp. ownership of Class B Common Units	1,502,069,787	93.74%

Balance at end of period	1,602,437,265	100.00%